Restricted cash	12 Months Ended
Dec. 31, 2020
Restricted Cash [Abstract]
Restricted Cash
Note 10 - Restricted cash
Restricted cash is comprised of the following:

	As of December 31,
(In $ millions)	2020	2019
Opening balance	69.4	63.4
Transfers to/(from) restricted cash	(69.4)	6.0
Total restricted cash	—	69.4
Restricted cash is classified as a current asset and consists of margin accounts which have been pledged as collateral in relation to forward contracts and bank deposits which have been pledged as collateral for issued guarantees. During 2020, all restricted cash was utilized to take delivery of our forward contracts (note 19).